Schedule of Concentration of Credit Risk (Details) - TALENTEC SDN. BHD. [Member]	12 Months Ended
	Jul. 31, 2025		Jul. 31, 2024
Customer A [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration risk percentage	13.92%		12.75%
Customer A [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration risk percentage	28.93%		25.35%
Customer B [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration risk percentage	13.78%			[1]
Customer C [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration risk percentage		[1]	11.36%
Customer D [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration risk percentage		[1]	10.30%
Customer E [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration risk percentage	24.22%		35.88%
Customer F [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration risk percentage	17.78%			[1]
Supplier A [Member] | Purchases [Member] | Supplier Concentration Risk [Member]
Concentration risk percentage	47.40%		48.80%
Supplier A [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration risk percentage	36.45%			[1]
Supplier B [Member] | Purchases [Member] | Supplier Concentration Risk [Member]
Concentration risk percentage	13.29%			[1]
Supplier C [Member] | Purchases [Member] | Supplier Concentration Risk [Member]
Concentration risk percentage	10.19%		13.16%
Supplier C [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration risk percentage		[1]	38.40%
Supplier D [Member] | Purchases [Member] | Supplier Concentration Risk [Member]
Concentration risk percentage		[1]	18.91%
Supplier F [Member] | Purchases [Member] | Supplier Concentration Risk [Member]
Concentration risk percentage		[1]	17.59%
Supplier F [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration risk percentage		[1]	22.48%

[1]	represents percentage less than 10%